Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio
July 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 95.61%Δ
Austria − 1.45%
Mondi	42,879	$ 813,725
		813,725
Brazil − 5.73%
Hypera	112,100	925,121
Itau Unibanco Holding ADR	104,005	468,022
Suzano	109,300	1,024,536
Vale ADR	58,619	789,012
		3,206,691
Canada − 1.39%
Barrick Gold	49,531	779,618
		779,618
China − 37.88%
Alibaba Group Holding †	213,280	2,398,007
Autohome ADR	41,500	1,481,135
Baidu ADR †	11,856	1,619,174
China Medical System Holdings	480,000	763,060
China Merchants Bank Class A	200,400	1,044,695
China Merchants Bank Class H	36,000	194,519
CSPC Pharmaceutical Group	1,650,960	1,807,726
Gree Electric Appliances of Zhuhai Class A	222,600	1,100,221
Jiangsu Yanghe Brewery Joint-Stock Class A	16,500	405,034
LONGi Green Energy Technology Class A	60,919	558,160
Midea Group Class A	150,019	1,226,144
NetEase	40,562	758,784
Ping An Insurance Group Co. of China Class H	450,000	2,644,668
Tencent Holdings	36,700	1,418,411
Tingyi Cayman Islands Holding	518,000	852,725
Wuliangye Yibin Class A	38,700	1,026,265
Xinyi Solar Holdings	560,000	951,334
Yum China Holdings	17,660	860,219
Zijin Mining Group Class H	72,000	84,371
		21,194,652
Hong Kong − 1.93%
WH Group 144A #	1,423,820	1,078,312
		1,078,312
India − 8.61%
Axis Bank	111,349	1,023,052
HCL Technologies	42,693	513,427
Housing Development Finance	70,461	2,126,359
Infosys ADR	22,604	440,552
Reliance Industries †	22,538	716,806
		4,820,196
	Number of shares	Value (US $)
Common StocksΔ (continued)
Indonesia − 2.66%
Bank Rakyat Indonesia Persero	5,048,983	$ 1,490,423
		1,490,423
Mexico − 1.87%
Grupo Financiero Banorte Class O	183,863	1,047,863
		1,047,863
Peru − 2.45%
Credicorp	10,570	1,367,758
		1,367,758
Republic of Korea − 12.10%
LG Chem	2,602	1,211,894
Samsung Electronics	54,500	2,579,766
Samsung Fire & Marine Insurance	5,829	885,553
Shinhan Financial Group	35,265	971,170
SK Hynix	14,873	1,124,352
		6,772,735
Russia − 0.02%
LUKOIL PJSC ADR (London International Exchange) =	15,483	10,119
		10,119
Taiwan − 17.22%
Alchip Technologies	24,000	570,358
CTBC Financial Holding	1,002,046	769,842
Delta Electronics	124,000	1,078,443
Hon Hai Precision Industry	516,000	1,885,849
MediaTek	42,000	967,684
Taiwan Semiconductor Manufacturing	254,588	4,366,074
		9,638,250
United Kingdom − 2.30%
Unilever	26,360	1,284,289
		1,284,289
Total Common Stocks (cost $59,473,435)		53,504,631

Preferred Stocks – 3.53%Δ
Brazil − 1.04%
Itausa 5.51% ω	346,382	580,416
		580,416
Republic of Korea − 2.49%
LG Chem 3.81% ω	3,190	716,140
Samsung Electronics 2.65% ω	15,351	674,671
		1,390,811
Total Preferred Stocks (cost $2,623,239)		1,971,227

NQ-DPT-151 [7/22] 9/22 (2418938)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments – 0.71%
Money Market Mutual Funds – 0.71%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.73%)	99,832	$ 99,832
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.49%)	99,833	99,833
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.73%)	99,833	99,833
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.60%)	99,832	99,832
Total Short-Term Investments (cost $399,330)		399,330

Total Value of Securities−99.85% (cost $62,496,004)		55,875,188
Receivables and Other Assets Net of Liabilities — 0.15%		84,970
Net Assets Applicable to 7,486,954 Shares Outstanding — 100.00%	$55,960,158

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of Rule 144A securities was $1,078,312, which represents 1.93% of the Portfolio's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
PJSC – Private Joint Stock Company

2    NQ-DPT-151 [7/22] 9/22 (2418938)